Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
10.	Accounts Payable and Accrued Liabilities

As of September 30, 2024, and December 31, 2023, accounts payable and accrued liabilities consisted of the following:

	September 30, 2024	December 31, 2023
Accounts payable	$1,078,624	$596,147
Accrued liabilities	137,567	73,228
	$1,216,191	$669,375

9.	Accounts Payable and Accrued Liabilities

As of December 31, 2023 and 2022, accounts payable and accrued liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Accounts payable	$596,147	$210,840
Accrued liabilities	73,228	33,864
	$669,375	$244,704